Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Schedule of change in the lease liabilities

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for years ended December 31, 2021 and 2020:

Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
At December 31, 2021	lease payments	Interest	payments
Less than one year	$518,355	$126,076	$392,279
Between one and five years	1,156,764	289,007	867,757
More than five years	718,555	91,320	627,235
	$2,393,674	$506,403	1,887,271
Current portion of lease liabilities			392,279
Non-current portion of lease liabilities			$1,494,992